SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Buildings | Minimum
Property, plant and equipment
Estimated useful lives	20 years
Buildings | Maximum
Property, plant and equipment
Estimated useful lives	30 years
Equipment, furniture and fixtures
Property, plant and equipment
Estimated useful lives	5 years
Plant and machinery
Property, plant and equipment
Estimated useful lives	10 years
Motor vehicles
Property, plant and equipment
Estimated useful lives	5 years
Computer equipment and software | Minimum
Property, plant and equipment
Estimated useful lives	3 years
Computer equipment and software | Maximum
Property, plant and equipment
Estimated useful lives	5 years